Securities - Additional Information (Detail) $ in Thousands	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016 USD ($) Security	Jun. 30, 2016 USD ($) Security	Dec. 31, 2015 USD ($) Security	Dec. 31, 2014 USD ($) Security
Schedule of Trading Securities and Other Trading Assets [Line Items]
Carrying value of securities pledged as collateral	$ 295,301	$ 295,301	$ 368,926	$ 250,114
Number of unrealized loss position, available-for-sale securities | Security	4	4	24
Number of unrealized loss position, held-to-maturity securities | Security	29	29	101
Number of securities of single issuer with book value greater than ten percent of stockholders equity | Security			0	0
Bankruptcy settlement included in gain on sale			$ 386
Reclassified held-to-maturity to available-for-sale				$ 6,188
Gain in sale of securities			$ 149
Subordinated Notes [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Other-than-temporary impairment loss	$ 415
Investment interest rate	9.125%
Investment maturity date		2019-07